Restatement of Previously Issued Financial Statements - Statement of Operation (Details) - USD ($)	3 Months Ended					6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENT OF OPERATIONS
Net income/loss	$ (5,929,183)				$ (7,624,256)			$ (30,300,971)	$ (27,090,243)	$ (34,436,576)	$ (65,402,000)	$ (50,325,820)
Basic	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Weighted Average Number of Shares Outstanding, Diluted	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Diluted net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Basic net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Seven Oaks Acquisition Corp
STATEMENT OF OPERATIONS
Net income/loss	$ 6,031,516	$ (6,262,431)	$ 4,644,993	$ (4,217,743)			$ (4,217,743)	$ 4,414,078
Seven Oaks Acquisition Corp | As Previously Reported
STATEMENT OF OPERATIONS
Net income/loss		$ (6,262,431)	$ 4,644,993	(159,402)			(159,402)
Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
STATEMENT OF OPERATIONS
Net income/loss				$ (4,058,341)			$ (4,058,341)
Class A Common Stock
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted	25,875,000					25,875,000		25,875,000
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14					$ 0.14
Class A Common Stock | As Previously Reported
STATEMENT OF OPERATIONS
Diluted net loss per common share						$ 0.00
Class A Common Stock | Seven Oaks Acquisition Corp
STATEMENT OF OPERATIONS
Basic	25,875,000	25,875,000	25,875,000	3,234,375		25,875,000	3,234,375	25,875,000
Weighted Average Number of Shares Outstanding, Diluted			25,875,000	3,234,375			3,234,375
Diluted net loss per common share				$ (0.47)			$ (0.47)
Basic net loss per common share	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Class A Common Stock | Seven Oaks Acquisition Corp | As Previously Reported
STATEMENT OF OPERATIONS
Basic		23,822,429	25,217,311			23,597,451	25,615,056
Weighted Average Number of Shares Outstanding, Diluted							25,615,056
Class A Common Stock | Seven Oaks Acquisition Corp | Temporary Equity Adjustment
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted							(22,337,456)
Diluted net loss per common share							$ (0.47)
Class A Common Stock | Seven Oaks Acquisition Corp | Temporary Equity Adjustment | Adjustment
STATEMENT OF OPERATIONS
Basic							(22,337,456)
Basic net loss per common share							$ (0.47)
Class A Common Stock | Seven Oaks Acquisition Corp | Warrants Adjustment
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted							4,863
Class A Common Stock | Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
STATEMENT OF OPERATIONS
Basic							4,863
Class B Common Stock
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted	6,468,750					6,468,750		6,468,750
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14			$ (0.05)		$ 0.14
Class B Common Stock | As Previously Reported
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted						8,746,299
Diluted net loss per common share						$ (0.18)
Class B Common Stock | Seven Oaks Acquisition Corp
STATEMENT OF OPERATIONS
Basic	6,468,750	6,468,750	6,468,750			6,468,750	5,730,469	6,468,750
Weighted Average Number of Shares Outstanding, Diluted				5,730,469			5,730,469
Diluted net loss per common share				$ (0.47)			$ (0.47)
Basic net loss per common share	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Class B Common Stock | Seven Oaks Acquisition Corp | As Previously Reported
STATEMENT OF OPERATIONS
Basic		8,521,321	7,126,439			8,746,299	5,762,948
Weighted Average Number of Shares Outstanding, Diluted							5,762,948
Diluted net loss per common share							$ (0.03)
Basic net loss per common share		$ (0.73)	$ 0.65			$ (0.18)	$ (0.03)
Class B Common Stock | Seven Oaks Acquisition Corp | Temporary Equity Adjustment
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted							(37,342)
Diluted net loss per common share							$ 0.26
Class B Common Stock | Seven Oaks Acquisition Corp | Temporary Equity Adjustment | Adjustment
STATEMENT OF OPERATIONS
Basic							(37,342)
Basic net loss per common share							$ 0.26
Class B Common Stock | Seven Oaks Acquisition Corp | Warrants Adjustment
STATEMENT OF OPERATIONS
Weighted Average Number of Shares Outstanding, Diluted							4,863
Diluted net loss per common share							$ (0.70)
Class B Common Stock | Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
STATEMENT OF OPERATIONS
Basic							4,863
Basic net loss per common share							$ (0.70)